Financial Instruments and Financial Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Financial Instruments

The following table summarizes the Company’s financial instruments as of June 30, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$887,891	$887,891
Accounts receivable	$2,217,770	$-	$2,217,770

Financial liabilities:
Accounts payable and other accrued liabilities	$6,937,887	$-	$6,937,887
Notes payable	$11,612,459	$-	$11,612,459
Derivative liabilities	$-	$4,902,786	$4,902,786
Lease liabilities	$2,161,797	$-	$2,161,797

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Convertible debentures	$-	$9,976,000	$9,976,000
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The following table summarizes the Company’s financial instruments as of December 31, 2023:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$6,414,587	$6,414,587
Accounts receivable	$2,530,058	$-	$2,530,058

Financial liabilities:
Accounts payable and other accrued liabilities	$6,985,617	$-	$6,985,617
Convertible debentures	$-	$8,937,666	$8,937,666
Notes payable	$8,884,513	$-	$8,884,513
Derivative liabilities	$-	$1,094,316	$1,094,316
Lease liabilities	$2,558,274	$-	$2,558,274

Schedule of Contractual obligations

The Company has the following contractual obligations as of June 30, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,937,887	$-	$-	$-	$6,937,887
Related party payables	$2,981,619	$-	$-	$-	$2,981,619
Tax payable	$14,004,665	$-	$-	$-	$14,004,665
Convertible debentures	$-	$10,369,541	$-	$-	$10,369,541
Notes Payable	$1,798,783	$9,813,676	$-	$-	$11,612,459
Derivative liabilities	$-	$4,902,786	$-	$-	$4,902,786
Lease liabilities	$309,608	$609,248	$212,291	$1,035,650	$2,161,797

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$12,836,039	$-	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes Payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$12,836,039	$-	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

The Company has the following contractual obligations as of December 31, 2023:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,985,617	$-	$-	$-	$6,985,617
Related party payables	$71,458	$-	$-	$-	$71,458
Tax payable	$9,414,086	$-	$-	$-	$9,414,086
Convertible debentures	$8,937,666	$-	$-	$-	$8,937,666
Notes payable	$821,623	$8,062,890	$-	$-	$8,884,513
Derivative liabilities	$-	$1,094,316	$-	$-	$1,094,316
Lease liabilities	$208,624	$1,648,732	$700,918	$-	$2,558,274